IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes		259 days
Percentage of P&C deposits in total funding	62.00%	62.00%		64.00%
GMR, threshold days, out of every one hunderd days		1 day
GMR, threshold period		100 days
GMR, holding period		1 day
IDSR, threshold days, out of every one hundred days		1 day
IDSR, threshold period		100 days
IDSR, holding period		10 days
Percent of trading net revenue for the trading days		86.00%
Number of trading losses in period		9 days
VaR usage and trading net revenue period		1 day
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (3,683)	$ (3,683)	$ (2,521)		$ (2,612)
Increase (decrease) to economic value of shareholders equity from prior period	1,162
NII Sensitivity	411	411	745		679
Increase (decrease) to net interest income from last period	334
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	3,407	3,407	2,179		2,116
Increase (decrease) to economic value of shareholders equity from prior period	1,228
NII Sensitivity	(461)	$ (461)	$ (815)		$ (769)
Increase (decrease) to net interest income from last period	$ 354